united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

Item 1. Reports to Stockholders.

Affinity Small Cap Fund

Class A AISOX
Class C AISPX
Class I AISQX

January 31, 2016

Semi-Annual Report

www.affinityinvestment.com

LETTER TO SHAREHOLDERS OF THE AFFINITY SMALL CAP FUND (AISOX)

April 2016

Dear Shareholders,

This being our initial Shareholder letter, I’d like to express our immense gratitude to all of you for being the “first” shareholders. It is important that one understand the unending appreciation we have for our inaugural investors. This is not the Affinity team’s first experience in fund management and be assured that we have decades of experience managing equities inside and outside a mutual fund structure. The last three months has seen volatility in the markets leading to a negative return of -10.98% for the fund and -10.56% for its representative benchmark. Not surprising, given the constant chatter, or clatter for that matter, economically sensitive sectors have taken the brunt of the recent market correction. The worst performance coming in Retail, Capital Goods, and Transportation while, “Safe” sectors like Consumer Staples, Utilities and Telecom have fared much better, in fact, generally positive. This fear of risk gives us a timely opportunity to invest in companies that are now trading cheap and have potential for upside when this fear abates.

Affinity seeks to identify companies that have the ability to outperform by using a disciplined, time-tested, systematic approach to investing. Additionally, execution and implementation of this approach combined with pragmatic and well thought out risk controls have contributed to our long track record. Risk control should be equal, if not paramount to stock selection prowess and this tends to be lost to some of our peers. Returns are impacted by emotional market timing, misplaced emphasis on sector switching, and incorrect sizing of portfolio positions based on past performance.

You will undoubtedly hear this mantra from us in many future letters but since this is the “first”, we’ll emphasize it here. Investing in equities, especially smaller cap companies, requires a patient yet diligent process. Combining a total “portfolio” based on “asset allocation” principals, leads to long-term growth at acceptable levels of risk. What you should expect from us, is a fully invested portfolio, with a sensitivity to fees and transactions, diversified across all sectors and a portfolio seeking to trade cheaper than the market, yet has the potential to capture stronger long term fundamentals.

On behalf of the entire staff at Affinity we are indebted to our new shareholders and thank you for your support. We look forward to the future and more to come!

Gregory R. Lai, CFA
CEO & Founder

18111 Von Karman Avenue, Suite 550 | Irvine, CA 92612 | Tel 949 660-6373 | Fax 949 251-5666

www.affinityinvestment.com

4173-NLD-3/14/2016

Affinity Small Cap Fund
PORTFOLIO REVIEW

January 31, 2016 (Unaudited)

The Fund’s performance figures* for the period ended January 31, 2016, compared to its benchmark:

	Six Month	Since Inception(a)
Class A	(17.30)%	(17.30)%
Class A with 5.75% load	(22.05)%	(22.05)%
Class C	(17.60)%	(17.60)%
Class I	(17.20)%	(17.20)%
Russell 2000 Total Return(b)	(15.80)%	(15.80)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.75%, 2.50% and 1.50% for Class A, Class C and Class I shares, respectively, per the most recent prospectus. Without waiver the gross expense fees are 2.40%, 3.15%, 2.15% for Class A, Class C, and Class I shares, respectively. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-345-0588.

(a)	Affinity Small Cap Fund commenced investment operations on July 31, 2015.

(b)	The Russell 2000 Total Return index measures the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks The Russell 2000 also serves as a benchmark for small-cap stocks in the United States.

The Fund’s Portfolio Allocation is as follows:

Portfolio Composition as of January 31, 2016
Industries	(as a % of net assets)
Banks	9.4%
Real Estate Investment Trust	8.8%
Semiconductors	8.5%
Commercial Services	7.3%
Pharmaceuticals	6.5%
Retail	6.5%
Healthcare-Services	5.2%
Software	5.0%
Food	3.8%
Diversified Financial Services	3.6%
Other Assets Less Liabilities	35.40%
100.00%

Please refer to the Schedule of Investments in this semi annual report for a detailed analysis of the Fund’s holdings.

Affinity Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2016

Shares		Fair Value

	COMMON STOCK - 85.2%
	AIRLINES - 1.5%
2,121	Virgin America, Inc. *	$65,433

	AUTO MANUFACTURERS - 1.9%
7,294	Wabash National Corp. *	80,672

	AUTO PARTS & EQUIPMENT - 1.5%
9,298	Meritor, Inc. *	63,505

	BANKS - 9.4%
1,878	Banner Corp.	77,937
2,859	Cathay General Bancorp	80,052
3,320	Customers Bancorp, Inc. *	83,332
2,105	PrivateBancorp, Inc.	79,211
2,412	Western Alliance Bancorp *	78,583
		399,115
	BIOTECHNOLOGY - 0.1%
1,681	PDL BioPharma, Inc.	5,278

	CHEMICALS - 1.3%
1,093	Innospec, Inc.	54,486

	COMMERCIAL SERVICES - 7.3%
4,031	Albany Molecular Research, Inc. *	65,786
1,600	Deluxe Corp.	89,440
2,212	On Assignment, Inc. *	85,494
1,109	PAREXEL International Corp. *	70,932
		311,652
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
4,153	Aircastle Ltd.	71,307
2,173	Blackhawk Network Holdings, Inc. - Cl. A *	81,900
		153,207
	ELECTRIC - 2.5%
2,553	Avista Corp.	94,538
287	Portland General Electric Co.	11,156
		105,694
	ELECTRONICS - 1.6%
3,725	Sanmina Corp. *	69,806

	ENERGY-ALTERNATE SOURCES - 0.2%
420	Green Plains, Inc.	7,959

	FOOD - 3.8%
2,108	B&G Foods, Inc.	76,773
1,691	Cal-Maine Foods, Inc.	85,345
		162,118

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

Shares		Fair Value

	FOREST PRODUCTS & PAPER - 1.3%
918	Neenah Paper, Inc.	$55,484

	HEALTHCARE-SERVICES - 5.2%
3,437	Ensign Group, Inc.	77,161
2,149	HealthSouth Corp.	76,913
1,221	Molina Healthcare, Inc. *	67,045
		221,119
	HOMEBUILDERS - 3.6%
2,361	CalAtlantic Group, Inc.	76,709
7,078	TRI Pointe Group, Inc. *	74,602
		151,311
	HOUSEHOLD PRODUCTS/WARES - 1.9%
900	Helen of Troy Ltd. *	80,433

	INSURANCE - 2.0%
2,779	Selective Insurance Group, Inc.	87,010

	INTERNET - 1.4%
3,186	Web.com Group, Inc. *	59,992

	LODGING - 1.5%
3,435	Diamond Resorts International, Inc. *	63,273

	MEDIA - 2.2%
2,780	Sinclair Broadcast Group, Inc.	91,740

	OIL & GAS - 2.8%
1,743	PBF Energy, Inc. - Cl. A	60,988
1,740	Western Refining, Inc.	57,246
		118,234
	PHARMACEUTICALS - 6.5%
406	Anacor Pharmaceuticals, Inc. *	30,503
826	Eagle Pharmaceuticals, Inc. *	59,389
1,898	Impax Laboratories, Inc. *	71,118
2,198	PharMerica Corp. *	65,259
1,267	Portola Pharmaceuticals, Inc. *	41,849
1,263	SciClone Pharmaceuticals, Inc. *	10,091
		278,209
	RETAIL - 6.5%
5,304	American Eagle Outfitters, Inc.	77,651
1,201	Asbury Automotive Group, Inc. *	56,543
4,470	Express, Inc. *	75,811
852	Lithia Motors, Inc.	65,238
		275,243

See accompanying notes to financial statements.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2016

Shares		Fair Value

	SAVINGS & LOANS - 2.1%
3,186	Berkshire Hills Bancorp, Inc.	$88,507

	SEMICONDUCTORS - 8.5%
2,863	Cirrus Logic, Inc. *	99,403
5,744	MaxLinear, Inc. - Cl. A *	88,343
6,865	QLogic Corp. *	88,009
1,163	Synaptics, Inc. *	85,260
		361,015
	SOFTWARE - 5.0%
2,595	Ebix, Inc.	88,541
1,063	Imperva, Inc. *	54,808
844	SYNNEX Corp.	70,854
		214,203
	TOTAL COMMON STOCK (Cost $4,008,005)	3,624,698

	EXCHANGE TRADED FUNDS - 1.2%
500	iShares Russell 2000 ETF	51,455
	TOTAL EXCHANGE TRADED FUNDS (Cost $56,293)	51,455

	REAL ESTATE INVESTMENT TRUST (REITs) - 8.8%
16,025	Anworth Mortgage Asset Corp.	68,267
11,749	Ashford Hospitality Trust, Inc.	65,324
1,282	EPR Properties	76,856
7,310	Medical Properties Trust, Inc.	80,410
7,274	New Residential Investment Corp.	82,851
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $400,816)	373,708

	TOTAL INVESTMENTS - 95.2% (Cost $4,465,114) (a)	$4,049,861
	OTHER ASSETS LESS LIABILITIES - 4.8%	205,378
	TOTAL NET ASSETS - 100.0%	$4,255,239

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,465,114 and differs from fair value by net unrealized appreciation

Unrealized appreciation:	$42,883
Unrealized depreciation:	(458,136)
Net unrealized depreciation:	$(415,253)

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2016

ASSETS
Investment securities:
At cost	$4,465,114
At value	$4,049,861
Cash	184,481
Receivable due from Manager	9,626
Dividends receivable	3,080
Prepaid expenses and other assets	13,885
TOTAL ASSETS	4,260,933

LIABILITIES
Payable for Fund shares repurchased	316
Distribution (12b-1) fees payable	43
Accrued expenses and other liabilities	5,335
TOTAL LIABILITIES	5,694
NET ASSETS	$4,255,239
Composition of Net Assets:
Paid in capital	$4,707,013
Accumulated net investment income	5,355
Accumulated net realized loss from investment transactions	(41,876)
Net unrealized depreciation of investments	(415,253)
NET ASSETS	$4,255,239

Net Asset Value Per Share:
Class A Shares:
Net Assets	$82,669
Shares of beneficial interest outstanding (c)	10,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.27
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$8.77

Class C Shares:
Net Assets	$8,959
Shares of beneficial interest outstanding (c)	1,087
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.24

Class I Shares:
Net Assets	$4,163,611
Shares of beneficial interest outstanding (c)	502,578
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.28

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

(c)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity Small Cap Fund
STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended January 31, 2016

INVESTMENT INCOME
Dividends	$15,315
TOTAL INVESTMENT INCOME	15,315

EXPENSES
Investment management fees	6,321
Distribution (12b-1) fees:
Class A	112
Class C	19
Administration fees	14,712
Accounting services fees	13,083
Audit Fees	9,781
Legal fees	7,336
Trustees fees and expenses	7,336
Compliance officer fees	4,890
Printing and postage expenses	4,890
Registration fees	3,580
Custodian fees	2,445
Non 12b-1 shareholder servicing fees	2,445
Insurance expense	895
Other expenses	18,634
TOTAL EXPENSES	96,479
Less: Fees waived and expenses reimbursed by the Advisor	(86,519)
NET EXPENSES	9,960

NET INVESTMENT INCOME	5,355

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from:
Investments	(41,876)
Net change in unrealized depreciation on:
Investments	(415,253)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(457,129)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(451,774)

See accompanying notes to financial statements.

Affinity Small Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the
	Ended January 31, 2016	Period Ended
	(Unaudited)	July 31, 2015 (a)

FROM OPERATIONS
Net investment income	$5,355	$—
Net realized loss from investments	(41,876)	—
Net change in unrealized depreciation on investments	(415,253)	—
Net decrease in net assets resulting from operations	(451,774)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	100,000
Class C	9,200	1,000
Class I	4,734,938	1,000
Payments for shares redeemed:
Class I	(139,125)	—
Net increase in net assets from shares of beneficial interest	4,605,013	—

TOTAL INCREASE IN NET ASSETS	4,153,239	102,000

NET ASSETS
Beginning of Period	102,000	—
End of Period *	$4,255,239	$102,000
* Includes accumulated net investment income (loss) of:	$5,355	$—

SHARE ACTIVITY
Class A:
Shares Sold	—	10,000
Net increase in shares of beneficial interest outstanding	—	10,000

Class C:
Shares Sold	1,087	100
Net increase in shares of beneficial interest outstanding	1,087	100

Class I:
Shares Sold	518,335	100
Shares Redeemed	(15,857)	—
Net increase in shares of beneficial interest outstanding	502,478	100

(a)	The Affinity Small Cap Fund commenced operations on July 31, 2015.

See accompanying notes to financial statements.

Affinity Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A	Class C	Class I
	Six Months	Six Months	Six Months
	Ended	Ended	Ended
	January 31, 2016	January 31, 2016	January 31, 2016
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment gain (loss) (6)	—	(0.02)	0.04
Net realized and unrealized loss on investments	(1.73)	(1.74)	(1.76)
Total from investment operations	(1.73)	(1.76)	(1.72)
Net asset value, end of period	$8.27	$8.24	$8.28
Total return (2)(5)	(17.30)%	(17.60)%	(17.20)%
Net assets, at end of period (000s)	$83	$9	$4,164
Ratio of gross expenses to average net assets (3)(4)(7)	10.74%	11.49%	10.49%
Ratio of net expenses to average net assets (4)(7)	1.75%	2.50%	1.50%
Ratio of net investment loss to average net assets (4)(7)(8)	(0.85)%	(1.63%)	(0.65)%
Portfolio Turnover Rate (5)	144%	144%	144%

(1)	The Affinity Small Cap Fund commenced operations on July 31, 2015.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund’s expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Per share amounts calculated using the average shares method.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund

(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2016

(1)	ORGANIZATION

The Affinity Small Cap Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The fund commenced operations on July 31, 2015. The investment objective seeks to provide capital growth and income.

The fund offers Class A, Class C and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum shares charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2016

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub- Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2016

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$3,624,698	$—	$—	$3,624,698
Exchange Traded Funds	51,455	—	—	51,455
Real Estate Investment Trust	373,708	—	—	373,708
Total	$4,049,861	$—	$—	$4,049,861

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2016

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken by the Fund in its 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2016

(3)	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended January 31, 2016 amounted to $6,590,804 and $2,083,814, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Anfield Capital Management, LLC. Serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly advisory fee at an annual rate of 0.95% of its average daily net assets. During the six months ended January 31, 2016, the Adviser earned $6,321 in advisory fees.

The Adviser has entered into a sub-advisory agreement with Affinity Investment Advisors, LLC to serve as the Fund’s sub-advisor. Anfield pays the sub-advisory fees from its advisory fee. Subject to oversight by Anfield, Affinity is responsible for managing the Fund’s investment portfolio according to the Fund’s investment objectives, policies and restrictions.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 1, 2016 to ensure that Net Annual Operating Expenses (exclusive of any interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares respectively. The Agreement will allow the Adviser to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. During the six months ended January 31, 2016, the Adviser has waived/reimbursed $86,519 in expenses to the Fund.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C. For the six months ended January 31, 2016, the Distributor received $0 in underwriting commissions for sales of Class A and Class C.

Class C shares of the Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. As of January 31, 2016 the amount of CDSC paid by the shareholders of the Fund was $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Affinity Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2016

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2016 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund. As of January 31, 2016 LPL Financial held 25.43% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

(6)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

(7)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Affinity Small Cap Fund
EXPENSE EXAMPLES (Unaudited)
January 31, 2016

As a shareholder of Affinity Small Cap Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Affinity Small Cap Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Affinity Small Cap Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	8/1/15	1/31/16	8/1/15 – 1/31/16	8/1/15 – 1/31/16
Class A	$1,000.00	$ 827.00	$ 8.04	1.75%
Class C	1,000.00	824.00	11.46	2.50
Class I	1,000.00	828.00	6.89	1.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/15	1/31/16	8/1/15 – 1/31/16	8/1/15 – 1/31/16
Class A	$1,000.00	$1,016.34	$ 8.87	1.75%
Class C	1,000.00	1,012.57	12.65	2.50
Class I	1,000.00	1,017.60	7.61	1.50

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the most recent twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-345-0588 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling1-866-345-0588.

Adviser
Anfield Capital Management, LLC
4695 MacArthur Court, Suite 430
Newport Beach, CA 92660

Sub-Adviser
Affinity Investment Advisors, LLC
18111 Von Karman Ave
Irvine, CA 92612

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/31/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/31/16

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 3/31/16